SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Summary of assumptions used for estimating fair value of share-based awards, granted

Year ended December 31
	2025	2024	2023
Weighted average expected term (years)	3.97-5.84	5.44-5.86	5.67-10.01
Interest rate	3.5%-4.4%	4.06%-4.23%	4.18%-4.57%
Volatility	48%-55%	52%-53%	42%-47%
Dividend yield	—	—	—

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive income (loss)

	Year ended December 31,
	2025	2024	2023
Cost of revenue	$476	$378	$692
Research and development	1,136	855	1,337
Selling and marketing	1,006	907	1,336
General and administrative	1,688	1,485	2,061
	$4,306	$3,625	$5,426

Summary of changes in outstanding share options

	Year ended December 31,
	2025		2024		2023
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	4,197,242	3.35	4,908,983	3.25	5,286,884	3.21
Granted	625,594	6.28	221,220	0.01	401,331	2.8
Exercised	(637,510)	1.07	(617,516)	1.15	(299,471)	0.78
Forfeited	(294,680)	3.59	(315,445)	3.69	(479,761)	3.98
Options outstanding at end of year	3,890,646	4.18	4,197,242	3.35	4,908,983	3.25
Options exercisable at end of year	2,970,687	3.72	3,150,793	3.13	3,135,910	2.45

Summary of changes in outstanding RSU

	Year ended December 31,
	2025		2024
		Weighted-		Weighted-
	Number	average fair	Number	average fair
	of Units	value	of Units	value
		$		$
Units at beginning of the period	2,521,360	2.01	919,750	2.76
Granted	2,690,646	2.53	2,339,591	1.90
Vested	(1,012,473)	2.15	(460,259)	2.65
Cancelled	(881,261)	1.58	(277,722)	2.48
Units outstanding at end of year	3,318,272	2.46	2,521,360	2.01